Advances for Vessels under Construction (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jul. 31, 2015 USD ($)	May. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Impairment loss	$ 16,753,838	$ 15,695,282
Nordea Bank Finland Plc
Property Plant And Equipment [Line Items]
Cancellation of undrawn amount			$ 78,000,000
Ultramax Vessels | Hull no. DY4050 and Hull no. DY4052
Property Plant And Equipment [Line Items]
Number of newbuildings					2
Kamsarmax Vessels | Hull no. YZJ1144, Hull no. YZJ1145 and Hull no. YZJ1142
Property Plant And Equipment [Line Items]
Number of newbuildings					3
Number of newbuildings postponed				3